Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	000-24085
Entity Registrant Name	AXT, INC.
Entity Central Index Key	0001051627
Entity Tax Identification Number	94-3031310
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4281 Technology Drive
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	438-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AXTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false